Cover Page	12 Months Ended
Dec. 31, 2025 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	1-13546
Entity Registrant Name	STMicroelectronics N.V.
Entity Incorporation, State or Country Code	P7
Entity Address, Address Line One	WTC Schiphol Airport
Entity Address, Address Line Two	Schiphol Boulevard 265
Entity Address, Postal Zip Code	1118 BH
Entity Address, City or Town	Schiphol
Entity Address, Country	NL
Title of 12(b) Security	Common shares, nominal value €1.04 per share
Trading Symbol	STM
Security Exchange Name	NYSE
Entity Common Stock, Shares Outstanding (in shares)	888,768,152
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Amendment Flag	false
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2025
Entity Central Index Key	0000932787
Current Fiscal Year End Date	--12-31
Document Period End Date	Dec. 31, 2025
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	39, Chemin du Champ des Filles
Entity Address, Address Line Two	Plan-Les-Ouates
Entity Address, Postal Zip Code	1228
Entity Address, City or Town	Geneva
Entity Address, Country	CH
Contact Personnel Name	Jean-Marc Chery
Local Phone Number	+41 22 929 29 29
City Area Code	22
Contact Personnel Fax Number	41 22 929 29 88